NOTE 13 - SEGMENT INFORMATION (Detail) - Schedule of Segment Reporting Information (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 29, 2012	Dec. 31, 2011
Net Sales	$ 28,439	$ 27,455	$ 26,544	$ 24,030	$ 22,713	$ 21,841	$ 21,880	$ 20,199	$ 106,468	$ 86,633
Income From Operations	2,585	2,974	2,484	2,109	2,033	1,761	1,728	864	10,152	6,386
Assets	102,122				66,053				102,122	66,053
Income Before Income Taxes									9,063	5,379
Capital Expenditures									14,174	3,712
Depreciation and Amortization									3,689	2,911
Interest Expense									1,217	1,015
Aerospace [Member]
Net Sales									75,282	57,918
Income From Operations									6,466	4,093
Assets	79,300				52,262				79,300	52,262
Income Before Income Taxes									5,499	3,420
Capital Expenditures									10,587	2,466
Depreciation and Amortization									2,819	2,256
Interest Expense									919	811
Industrial [Member]
Net Sales									31,186	28,715
Income From Operations									3,686	2,293
Assets	22,822				13,791				22,822	13,791
Income Before Income Taxes									3,564	1,959
Capital Expenditures									3,587	1,246
Depreciation and Amortization									870	655
Interest Expense									$ 298	$ 204